Consolidated Statements of Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Share Subscriptions Receivable [Member]	Share Subscription Payable [Member]	Accumulated Deficit [Member]	Cumulative Translation Adjustment [Member]	Total
Balance at Dec. 31, 2018	$ 10,000	$ 2,463	$ 8,103,934	$ (1,577)	$ 2,019,532	$ (10,354,299)	$ (3,613)	$ (223,560)
Balance, shares at Dec. 31, 2018	1,000,000	24,634,051
Issuance of share subscriptions payable		$ 469	607,026		(607,495)
Issuance of share subscriptions payable, shares		4,680,084
Deemed dividend related to down-round features					965,079	(965,079)
Return and Cancellation of shares		$ (99)	(77,179)		(247,722)			(325,000)
Return and Cancellation of shares, shares		(990,742)
Issuance for settlement of payables					30,000			30,000
Issuance for settlement of payables, shares
Conversion of Preferred Stock	$ (10,000)	$ 1,358	8,642
Conversion of Preferred Stock, shares	(1,000,000)	13,583,397
Net loss						(359,034)		(359,034)
Foreign currency translation adjustment							(4,967)	(4,967)
Balance at Dec. 31, 2019		$ 4,191	8,642,423	(1,577)	2,159,395	(11,678,413)	(8,580)	(882,561)
Balance, shares at Dec. 31, 2019		41,906,790
Net loss								(152,266)
Balance at Mar. 31, 2020		$ 4,901	9,792,685	(1,577)	1,315,923		(8,580)
Balance, shares at Mar. 31, 2020		49,006,583
Balance at Dec. 31, 2019		$ 4,191	8,642,423	(1,577)	2,159,395	(11,678,413)	(8,580)	(882,561)
Balance, shares at Dec. 31, 2019		41,906,790
Issuance for services		$ 240	168,670					168,910
Issuance for services, shares		2,413,022
Issuance for prepaid services and subscriptions payable		$ 372	203,616		241,559			445,547
Issuance for prepaid services and subscriptions payable, shares		3,723,333
Issuance of subscriptions payable					162,000			162,000
Issuance from subscriptions payable		$ 1,544	1,977,683		(1,729,227)			250,000
Issuance from subscriptions payable shares		15,437,479
Issuance of shares from Reg-A		$ 996	997,974		32,701			1,031,670
Issuance of shares from Reg-A, shares		9,961,301
Share issuance cost			(55,004)					(55,004)
Cancellation of reserved shares					(325,000)			(325,000)
Cancellation of reserved shares, shares
Warrant issuance for services			29,103					29,103
Conversion of convertible promissory note to shares (Note 8 and 22)		$ 252	226,587					$ 226,839
Conversion of convertible promissory note to shares (Note 8 and 22), shares		2,520,434						3,448,025
Warrants issuance in connection to convertible promissory note (Note 8 and 22)			344,110					$ 344,110
Share issuance in connection to convertible promissory note (Note 8)		$ 45	123,345					123,390
Share issuance in connection to convertible promissory note (Note 8), shares		450,000
Issuance of Preferred Stock	$ 1		89					90
Issuance of Preferred Stock, shares	1,000
Net loss						(1,187,620)		(1,187,620)
Balance at Dec. 31, 2020	$ 1	$ 7,640	$ 12,658,596	$ (1,577)	$ 379,428	$ (12,866,033)	$ (8,580)	$ 169,475
Balance, shares at Dec. 31, 2020	1,000	76,412,359